CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Adjustment [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Adjustment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Adjustment [Member]	Statutory Reserves [Member]	Statutory Reserves [Member] Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Adjustment [Member]	Total Sea Limited Shareholders' Equity (Deficit) [Member]	Total Sea Limited Shareholders' Equity (Deficit) [Member] Adjustment [Member]	Non-controlling Interests [Member]	Non-controlling Interests [Member] Adjustment [Member]
Beginning balance at Dec. 31, 2021	$ 7,424,409		$ 278		$ 14,622,292		$ (28,519)		$ 6,144		$ (7,201,498)		$ 7,398,697		$ 25,712
Beginning balance (ASU 2020-06 [Member]) at Dec. 31, 2021		$ (697,759)		$ 0		$ (811,483)		$ 0		$ 0		$ 113,724		$ (697,759)		$ 0
Beginning balance (in shares) at Dec. 31, 2021			557,737,960
Beginning balance (in shares) (ASU 2020-06 [Member]) at Dec. 31, 2021				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income for the year	(1,657,772)		$ 0		0		0		0		(1,651,421)		(1,651,421)		(6,351)
Other comprehensive (loss) income	(89,338)		0		0		(84,560)		0		0		(84,560)		(4,778)
Acquisition of subsidiaries	12,560		$ 0		0		0		0		0		0		12,560
Acquisition of subsidiaries (in shares)			0
Appropriation of statutory reserves	0		$ 0		0		0		6,346		(6,346)		0		0
Transactions with non-controlling interests	(14,889)		0		(14,889)		0		0		0		(14,889)		0
Conversion of convertible notes into Class A ordinary shares	5		$ 0		5		0		0		0		5		0
Conversion of convertible notes into Class A ordinary shares (in shares)			252
Capital contributed by non-controlling interest	70,876		$ 0		335		1,864		0		0		2,199		68,677
Deconsolidation and disposal of interest in subsidiary	(701)		0		0		0		0		0		0		(701)
Shares issued to depositary bank	0		$ 0		0		0		0		0		0		0
Shares issued to depositary bank (in shares)			7,000,000
Exercise of share options	50,211		$ 1		50,210		0		0		0		50,211		0
Exercise of share options (in shares)			3,412,987
Restricted share awards and restricted share units issued	0		$ 2		(2)		0		0		0		0		0
Restricted share awards and restricted share units issued (in shares)			3,809,600
Share-based compensation	713,222		$ 0		713,222		0		0		0		713,222		0
Settlement of share incentives with shares held by depositary bank	0		$ 0		0		0		0		0		0		0
Settlement of share incentives with shares held by depositary bank (in shares)			(7,201,957)
Ending balance at Dec. 31, 2022	5,810,824		$ 281		14,559,690		(111,215)		12,490		(8,745,541)		5,715,705		95,119
Ending balance (in shares) at Dec. 31, 2022			564,758,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income for the year	162,682		$ 0		0		0		0		150,726		150,726		11,956
Other comprehensive (loss) income	4,520		0		0		3,215		0		0		3,215		1,305
Appropriation of statutory reserves	0		0		0		0		4,491		(4,491)		0		0
Conversion of convertible notes into Class A ordinary shares	31,297		$ 1		31,296		0		0		0		31,297		0
Conversion of convertible notes into Class A ordinary shares (in shares)			1,581,165
Capital contributed by non-controlling interest	1,336		$ 0		0		0		0		0		0		1,336
Deconsolidation and disposal of interest in subsidiary	(7,313)		0		(1,352)		0		0		0		(1,352)		(5,961)
Shares issued to depositary bank	0		$ 0		0		0		0		0		0		0
Shares issued to depositary bank (in shares)			6,000,000
Exercise of share options	10,643		$ 1		10,642		0		0		0		10,643		0
Exercise of share options (in shares)			1,603,859
Restricted share awards and restricted share units issued	0		$ 2		(2)		0		0		0		0		0
Restricted share awards and restricted share units issued (in shares)			4,101,762
Share-based compensation	683,596		$ 0		683,596		0		0		0		683,596		0
Settlement of share incentives with shares held by depositary bank	0		$ 0		0		0		0		0		0		0
Settlement of share incentives with shares held by depositary bank (in shares)			(5,705,621)
Ending balance at Dec. 31, 2023	6,697,585		$ 285		15,283,870		(108,000)		16,981		(8,599,306)		6,593,830		103,755
Ending balance (in shares) at Dec. 31, 2023			572,340,007
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income for the year	447,827		$ 0		0		0		0		444,321		444,321		3,506
Other comprehensive (loss) income	(89,370)		0		0		(85,148)		0		0		(85,148)		(4,222)
Appropriation of statutory reserves	0		0		0		0		279		(279)		0		0
Transactions with non-controlling interests	(9,945)		0		(12,147)		0		0		0		(12,147)		2,202
Conversion of convertible notes into Class A ordinary shares	152,040		$ 2		152,038		0		0		0		152,040		0
Conversion of convertible notes into Class A ordinary shares (in shares)			3,032,970
Shares issued to depositary bank	0		$ 0		0		0		0		0		0		0
Shares issued to depositary bank (in shares)			15,500,000
Exercise of share options	146,081		$ 5		146,076		0		0		0		146,081		0
Exercise of share options (in shares)			10,147,180
Restricted share awards and restricted share units issued	0		$ 3		(3)		0		0		0		0		0
Restricted share awards and restricted share units issued (in shares)			6,133,506
Share-based compensation	704,337		$ 0		704,337		0		0		0		704,337		0
Settlement of share incentives with shares held by depositary bank	0		$ 0		0		0		0		0		0		0
Settlement of share incentives with shares held by depositary bank (in shares)			(16,280,686)
Settlement of Capped Calls	429,021		$ 0		429,021		0		0		0		429,021		0
Ending balance at Dec. 31, 2024	$ 8,477,576		$ 295		$ 16,703,192		$ (193,148)		$ 17,260		$ (8,155,264)		$ 8,372,335		$ 105,241
Ending balance (in shares) at Dec. 31, 2024			590,872,977